NON-CONTROLLING INTERESTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026
Non Controlling Interest [Line Items]
Redeemable and exchangeable partnership units, exchange ratio					1
Amount authorized for issuance in ATM equity program							$ 400
Number of shares repurchased and cancelled (in shares)			3,218,037		5,994,833
Proceeds from issuing shares			$ 122		$ 237
Dividends paid to non-controlling interests			7	$ 7	14	$ 14
Dividends recognised as distributions to non-controlling interests			10	10	20	20
Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent			$ 196	177	$ 385	358
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Non Controlling Interest [Line Items]
Number of shares redeemed (in shares)			0		0
BRELP | Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)					$ 0.2253
Incentive distribution, percent					25.00%
GP interests | Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent			$ 44	37	$ 87	76
Number of shares outstanding (in shares)		3,977,260	3,977,260		3,977,260
GP interests | Incentive distribution
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent			$ 43	$ 35	$ 84	$ 72
LP Units
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.568
Number of shares repurchased and cancelled (in shares)				350,600		1,522,975
Authorised share repurchases as a percent of issued and outstanding shares		5.00%
LP Units | BRELP | Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)					$ 0.20
Incentive distribution, percent					15.00%
Redeemable Exchangeable Partnership Units And General Partnership Units
Non Controlling Interest [Line Items]
Ownership percentage			24.00%		24.00%
Redeemable Exchangeable Partnership Units And General Partnership Units | Non-controlling interests
Non Controlling Interest [Line Items]
Ownership percentage			100.00%		100.00%
Exchangeable Shares
Non Controlling Interest [Line Items]
Number of shares authorized for repurchase (in shares)		7,244,255
Exchangeable Shares | TerraForm Power Inc
Non Controlling Interest [Line Items]
Number of shares exchanged (in shares)			366	248	366	35,561
Exchangeable Shares | Non-controlling interests
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		179,604,793	185,599,260		185,599,260
Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		305,987,962	300,111,626		300,111,626
Increase (decrease) in number of shares outstanding (in shares)			0	0	0	0
Ordinary shares | TerraForm Power Inc
Non Controlling Interest [Line Items]
Payments for shares exchanged			$ 1	$ 1	$ 1	$ 1
Redeemable/Exchangeable partnership units | Non-controlling interests
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		194,487,939	194,487,939		194,487,939
Class A Preference Shares
Non Controlling Interest [Line Items]
Percent of public float allowable for repurchase		10.00%
Repurchase of shares (in shares)			0	0	0	0
Brookfield Holders
Non Controlling Interest [Line Items]
Ownership percentage			47.00%		47.00%
Number of shares outstanding (in shares)			320,608,493		320,608,493
Brookfield Holders | Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		81,306,719	81,306,719		81,306,719
Ownership Interest In BRELP | Brookfield Holders | GP interests
Non Controlling Interest [Line Items]
Ownership percentage			1.00%		1.00%